Emerging Markets Equity Portfolio Expense Example - Emerging Markets Equity Portfolio - Emerging Markets Equity Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	$ 1,258